CAPITAL STOCK (Details 4) - Officer And Director [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Grant-date share price	$ 0.10
Weighted average grant-date fair value	0.076
Exercise price	$ 0.10
Risk-free interest rates	3.80%
Expected life of options (in years)	3 years
Expected volatility of share price	131.04%
Expected dividend yield	0.00%